SCHEDULE OF INVESTMENTS

Delaware Ivy Crossover Credit Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communication Services

Cable & Satellite – 3.1%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.900%, 6-1-52	$650	$664
Cox Communications, Inc., 3.600%, 6-15-51(A)	650	685
		1,349

Integrated Telecommunication Services – 5.3%
AT&T, Inc.:
3.650%, 6-1-51	500	520
3.300%, 2-1-52	500	488
Sprint Corp., 7.875%, 9-15-23	500	568
Verizon Communications, Inc.:
2.550%, 3-21-31	250	256
2.650%, 11-20-40	500	482
		2,314

Movies & Entertainment – 2.7%
Netflix, Inc., 5.875%, 2-15-25	1,000	1,158

Publishing – 1.6%
Thomson Reuters Corp.:
3.350%, 5-15-26	500	545
5.650%, 11-23-43	125	168
		713

Wireless Telecommunication Service – 1.1%
T-Mobile USA, Inc., 2.875%, 2-15-31	500	497

Total Communication Services - 13.8%		6,031

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.5%
PVH Corp., 4.625%, 7-10-25	1,000	1,117

Casinos & Gaming – 1.2%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	500	506

Homebuilding – 3.7%
Lennar Corp., 4.750%, 11-29-27	500	578
NVR, Inc., 3.000%, 5-15-30	1,000	1,062
		1,640
Total Consumer Discretionary - 7.4%		3,263

Consumer Staples

Food Retail – 1.2%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	500	520

Tobacco – 2.4%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	1,000	1,053

Total Consumer Staples - 3.6%		1,573

Energy

Integrated Oil & Gas – 1.3%
National Fuel Gas Co., 5.500%, 1-15-26	500	579

Oil & Gas Exploration & Production – 2.5%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	500	551
EQT Corp.:
3.000%, 10-1-22(B)	250	255
7.875%, 2-1-25(C)	250	292
		1,098

Oil & Gas Storage & Transportation – 6.4%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	500	566
Cheniere Energy Partners L.P., 4.000%, 3-1-31(A)	500	523
Energy Transfer Operating L.P., 5.300%, 4-15-47	250	293
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	500	532
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	250	275
Williams Partners L.P., 4.850%, 3-1-48	500	609
		2,798
Total Energy - 10.2%		4,475

Financials

Asset Management & Custody Banks – 13.1%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	1,000	1,025
Blue Owl Finance LLC, 3.125%, 6-10-31(A)	750	746
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	1,000	1,179
JAB Holdings B.V., 2.200%, 11-23-30(A)	1,000	973
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	1,000	1,050
Owl Rock Capital Corp., 5.250%, 4-15-24	700	765
		5,738

Consumer Finance – 1.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 1.250%, 1-8-26	500	497

Diversified Banks – 1.7%
Bank of America Corp., 1.898%, 7-23-31	750	730

Multi-Line Insurance – 1.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	500	525

Other Diversified Financial Services – 3.6%
Citigroup, Inc., 5.000%, 3-12-69	500	524
JPMorgan Chase & Co.:
2.522%, 4-22-31	500	515
5.000%, 2-1-69	500	529
		1,568

Specialized Finance – 2.3%
LSEGA Financing plc, 2.500%, 4-6-31(A)	1,000	1,026

Total Financials - 23.0%		10,084

Health Care

Health Care Facilities – 2.8%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	400	435
5.875%, 2-1-29	250	303
5.250%, 6-15-49	375	479
		1,217

Health Care Supplies – 1.2%
Dentsply Sirona, Inc., 3.250%, 6-1-30	500	535

Managed Health Care – 1.8%
Centene Corp., 2.450%, 7-15-28	750	761

Pharmaceuticals – 3.4%
Elanco Animal Health, Inc., 4.912%, 8-27-21(C)	500	504
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
2.200%, 9-2-30(A)	500	491
3.300%, 9-2-40(A)	500	504
		1,499
Total Health Care - 9.2%		4,012

Industrials

Aerospace & Defense – 1.8%
Boeing Co. (The):
2.950%, 2-1-30	250	256
3.750%, 2-1-50	500	517
		773

Electrical Components & Equipment – 1.7%
Vontier Corp., 2.400%, 4-1-28(A)	750	746

Railroads – 1.3%
Kansas City Southern, 4.300%, 5-15-43	500	582

Research & Consulting Services – 4.2%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,000	1,017
Verisk Analytics, Inc.:
4.125%, 3-15-29	250	284
3.625%, 5-15-50	500	538
		1,839
Total Industrials - 9.0%		3,940

Information Technology

Application Software – 1.8%
Autodesk, Inc., 2.850%, 1-15-30	750	792

Semiconductors – 2.4%
Broadcom, Inc., 3.419%, 4-15-33(A)	500	525
Microchip Technology, Inc., 0.983%, 9-1-24(A)	500	498
		1,023

Systems Software – 1.6%
ServiceNow, Inc., 1.400%, 9-1-30	750	705

Technology Hardware, Storage & Peripherals – 1.2%
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	500	534

Total Information Technology - 7.0%		3,054

Real Estate

Diversified REITs – 1.2%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3-15-28	520	518
2.700%, 2-15-32	20	20
		538

Industrial REITs – 1.2%
Avolon Holdings Funding Ltd., 3.250%, 2-15-27(A)	500	516

Residential REITs – 3.0%
American Homes 4 Rent:
4.250%, 2-15-28	690	776
4.900%, 2-15-29	435	506
		1,282

Specialized REITs – 3.7%
Crown Castle International Corp., 1.050%, 7-15-26	500	489
EPR Properties, 4.950%, 4-15-28	440	476
VICI Properties L.P. and VICI Note Co., Inc., 4.625%, 12-1-29(A)	625	665
		1,630
Total Real Estate - 9.1%		3,966

Utilities

Electric Utilities – 1.7%
FirstEnergy Corp., 3.400%, 3-1-50	750	737

Total Utilities - 1.7%		737

TOTAL CORPORATE DEBT SECURITIES – 94.0%		$41,135
(Cost: $39,986)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) - 6.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,913	2,913

TOTAL SHORT-TERM SECURITIES – 6.7%		$2,913
(Cost: $2,913)

TOTAL INVESTMENT SECURITIES – 100.7%		$44,048
(Cost: $42,899)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(308)

NET ASSETS – 100.0%		$43,740

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $13,601 or 31.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $206 are on loan.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$41,135	$—
Short-Term Securities	2,913	—	—
Total	$2,913	$41,135	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$42,899

Gross unrealized appreciation	1,241

Gross unrealized depreciation	(92)

Net unrealized appreciation	$1,149